CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts, net	$ 467	$ 92
Prepayments from customers, current portion	4,145	5,904
Accrued expenses and other current liabilities	54,406	56,472
Income tax payable	18,592	14,929
Less: current operating lease liabilities	16,856	16,399
Deferred revenue, current portion	34,351	31,993
Long-term debt, current portion	7	87
Amounts due to related parties, current portion		124
Prepayments from customers, non-current portion	4,024	2,508
Deferred revenue, non-current portion	1,726	5,531
Other non-current liabilities	12,519	11,034
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,271 and $nil as of December 31, 2019 and 2020, respectively)	1,890	3,384
Operating lease liabilities, non-current portion	$ 76,308	$ 71,012
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	990,000,000	990,000,000
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	27,812,754	27,586,346
VIE
Prepayments from customers, current portion	$ 4,145	$ 5,904
Accrued expenses and other current liabilities	42,703	47,825
Income tax payable	17,865	14,364
Less: current operating lease liabilities	12,277	13,068
Deferred revenue, current portion	29,367	30,266
Amounts due to related parties, current portion		124
Prepayments from customers, non-current portion	4,024	2,508
Deferred revenue, non-current portion	709	4,206
Other non-current liabilities	9,307	9,167
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,271 and $nil as of December 31, 2019 and 2020, respectively)		1,271
Operating lease liabilities, non-current portion	$ 67,726	$ 68,509